CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares
Rights of use lease assets, net	¥ 6,084,606	$ 956,486	¥ 7,925,930
operating lease liabilities - current	¥ 2,928,987	$ 460,430	¥ 2,226,832
Class A ordinary shares
Common shares, par value (in dollars per share) | $ / shares		$ 0.0925
Common shares, shares authorized	150,000,000	150,000,000	150,000,000
Common shares, shares issued	27,180,718	27,180,718	26,868,391
Common shares, shares outstanding	27,180,718	27,180,718	26,868,391
Class B ordinary shares
Common shares, par value (in dollars per share) | $ / shares		$ 0.0925
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	2,500,000	2,500,000	0
Common shares, shares outstanding	2,500,000	2,500,000	0
Related Party
Rights of use lease assets, net	¥ 119,029	$ 18,423	¥ 352,775
operating lease liabilities - current	¥ 119,029	$ 18,423	¥ 352,775